FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign Exchange Risk (Details) - Foreign exchange risk $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in cash and cash equivalents total due to increase in exchange rate	$ 9	$ 9	$ 20
Change in cash and cash equivalents total due to decrease in exchange rate	(7)	(7)	(17)
AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in cash and cash equivalents total due to increase in exchange rate	2	4	3
Change in cash and cash equivalents total due to decrease in exchange rate	(2)	(4)	(3)
ARS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in cash and cash equivalents total due to increase in exchange rate	7	14	20
Change in cash and cash equivalents total due to decrease in exchange rate	(6)	(11)	(16)
CAD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in cash and cash equivalents total due to increase in exchange rate	0	24	0
Change in cash and cash equivalents total due to decrease in exchange rate	$ 0	$ (21)	$ 0
Borrowings | TZS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	250	250	250
Change in borrowings total due to increase in exchange rate	$ (9)	$ (5)	$ (5)
Decrease in exchange rate	250	250	250
Change in borrowings total due to decrease in exchange rate	$ 11	$ 6	$ 6
Borrowings | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	0.1	0.1	0.1
Change in borrowings total due to increase in exchange rate	$ (2)	$ (2)	$ 0
Decrease in exchange rate	0.1	0.1	0.1
Change in borrowings total due to decrease in exchange rate	$ 2	$ 2	$ 0
Cash and cash equivalents | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	1.50	1.50	1.50
Decrease in exchange rate	1.50	1.50	1.50
Cash and cash equivalents | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	0.1	0.1	0.1
Decrease in exchange rate	0.1	0.1	0.1
Cash and cash equivalents | ARS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	10	10	10
Decrease in exchange rate	10	10	10
Cash and cash equivalents | CAD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	0.1	0.1	0.1
Decrease in exchange rate	0.1	0.1	0.1